Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	true
Amendment Flag	true
Amendment Description	We are filing this Amendment No. 1 (this “Amendment”) to our Annual Report on Form 20-F for the year ended December 31, 2024, originally filed with the Securities and Exchange Commission (the “SEC”) on May 1, 2025 (the “Original Form 20-F”).Due to timing considerations, and in order to ensure the Original Form 20-F was filed on May 1, 2025, the Company initially submitted the filing without the required iXBRL (Inline eXtensible Business Reporting Language) data files. This Amendment is being filed solely to furnish the iXBRL data files that were omitted from the initial submission.Except as expressly set forth herein, this Amendment does not modify or update any other disclosures in the Original Form 20-F. It also does not reflect events occurring after the date of the Original Form 20-F and should be read in conjunction with that filing and the Company’s other reports filed with the SEC.
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	BROOGE ENERGY LIMITED
Entity Central Index Key	0001774983
Entity File Number	001-39171
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	c/o Brooge Petroleum and Gas Investment Company FZE
Entity Address, City or Town	Fujairah
Entity Address, Country	AE
Entity Address, Postal Zip Code	50170
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary shares, $0.0001 par value per share
Trading Symbol	BROG
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	109,587,853
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Siavosh Hossein
Entity Address, Address Line One	P.O. Box
Entity Address, City or Town	Fujairah
Entity Address, Country	AE
Entity Address, Postal Zip Code	50170
Entity Phone Fax Numbers [Line Items]
City Area Code	+971
Local Phone Number	9 201 6666